Subsequent events	3 Months Ended
Mar. 31, 2025
Subsequent events [Abstract]
Subsequent events

Note 6:- Subsequent events

a.	With respect to a special dividend payment made on April 7, 2025 please refer to note 3 above.

b.	In connection with a Statement of Claim filed on June 13, 2023 against the Company by a third-party previously engaged to distribute the Company’s propriety products in Russia and Ukraine (the “Distributor”), with the tribunal of first instance in Geneva, on April 22, 2025, the tribunal dismissed the Distributer 's action and declared it inadmissible due to a lack of jurisdiction in Switzerland. The Distributer has the right to appeal such decision by May 27, 2025. For more information about this claim please refer to note 17h to the Company’s 2024 annual financial statements included in the 2024 form 20F filed with the Securities and Exchanger Commission on March 5, 2025.